Note 4 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2020	2019
Computer equipment	$32,500	$32,500
Furniture and fixtures	9,208	9,208
Accumulated depreciation	(41,708)	(41,117)
Property and equipment, net	$-	$591